Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
Class I2 | Alger Balanced Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Balanced Portfolio seeks current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 15.41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.41%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .55%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2020 was .71%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Manager believes companies undergoing Positive Dynamic Change offer the best equity investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.The Portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by the Manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities (“high yield” or “junk” bonds), rated “B” (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.The Portfoliomay sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the financial, information technology, and industrials sectors.The Portfolio invests in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, in times of adverse or unstable market, economic or political conditions, to meet redemptions and/or when the Manager believes it is advisable to do so. Except during temporary defensive periods, such investments will not exceed 15% of the Portfolio’s assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money.An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Portfolio and its investments.An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions; significant disruptions to business operations, supply chains and customer activity; lower consumer demand for goods and services; significant job losses and increasing unemployment; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in healthcare service preparation and delivery; prolonged quarantines; as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Although the Federal Reserve has taken a number of actions to mitigate the impact of COVID-19 on U.S. markets and institutions, including decreasing interest rates and implementing a variety of emergency stimulus measures, these actions may not succeed or have the intended effect. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates and a substantial economic downturn or recession. Such impacts could impair the Portfolio’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Portfolio’s service providers, adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance and your investment in the Portfolio.Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.Fixed-Income Securities Risk – The primary risks arising from the fixed-income portion of the Portfolio are:•sensitivity to interest-rate movements, in particular with longer-maturity securities;•greater risks of default, less liquidity and greater price volatility with lower rated securities;•sensitivity of the value of the Portfolio to issuers’ falling credit ratings or defaults;•prepayment of securities in a period of falling interest rates necessitating reinvestment in lower-yielding securities;•market illiquidity;•changes in laws or government regulations adversely affecting issuers or market values of securities; and•suspension of U.S. Government support to U.S. Government-sponsored agencies or instrumentalities.Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons. Income producing securities may become generally less favored by market participants, potentially leading such securities to underperform the broader stock market.Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.•Technology Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.•Financial Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of financial services companies, which means the Portfolio may be more affected by the performance of the financial sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.•Industrial Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of companies in the industrial sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio’s share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.The S&P 500 is an index of large company common stocks considered to be representative of the U.S. stock market.The Bloomberg Barclays Capital U.S. Gov't/Credit Bond Index is an index designed to track performance of government and corporate bonds. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I-2 Shares as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Q2 202012.39%Worst Quarter:Q1 2020-12.67%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2020
Class I2 | Alger Balanced Portfolio | Class I-2
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
5 Years	rr_ExpenseExampleNoRedemptionYear05	590
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,306
2011	rr_AnnualReturn2011	0.03%
2012	rr_AnnualReturn2012	6.23%
2013	rr_AnnualReturn2013	15.28%
2014	rr_AnnualReturn2014	9.43%
2015	rr_AnnualReturn2015	1.47%
2016	rr_AnnualReturn2016	8.51%
2017	rr_AnnualReturn2017	15.44%
2018	rr_AnnualReturn2018	(3.32%)
2019	rr_AnnualReturn2019	19.50%
2020	rr_AnnualReturn2020	10.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.67%)
1 Year	rr_AverageAnnualReturnYear01	10.23%
5 Years	rr_AverageAnnualReturnYear05	9.79%
10 Years	rr_AverageAnnualReturnYear10	8.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2089
Class I2 | Alger Balanced Portfolio | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Class I2 | Alger Balanced Portfolio | Bloomberg Barclays Capital U.S. Gov't/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	4.19%

[1]	The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .55%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2020 was .71%.